Vanguard® Mega Cap Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.3%)
	Linde plc	70,413	21,166
	Air Products and Chemicals Inc.	29,757	8,917
	Ecolab Inc.	34,587	7,439
	Dow Inc.	99,750	6,825
	Freeport-McMoRan Inc.	97,174	4,151
	Newmont Corp.	53,861	3,958
	LyondellBasell Industries NV Class A	17,929	2,019
			54,475
Consumer Discretionary (15.9%)
*	Amazon.com Inc.	57,660	185,842
*	Tesla Inc.	103,353	64,618
	Home Depot Inc.	144,937	46,222
*	Walt Disney Co.	244,367	43,656
*	Netflix Inc.	59,645	29,990
	Walmart Inc.	190,456	27,050
	McDonald's Corp.	100,334	23,467
	NIKE Inc. Class B	171,186	23,360
	Costco Wholesale Corp.	59,612	22,549
	Lowe's Cos. Inc.	98,411	19,173
	Starbucks Corp.	158,485	18,048
	Target Corp.	67,461	15,308
*	Booking Holdings Inc.	5,516	13,026
	TJX Cos. Inc.	153,413	10,362
*	General Motors Co.	174,423	10,345
	Activision Blizzard Inc.	104,314	10,145
	Estee Lauder Cos. Inc. Class A	29,361	9,000
*	Ford Motor Co.	526,021	7,643
*	Uber Technologies Inc.	149,562	7,602
	Dollar General Corp.	33,001	6,698
	Ross Stores Inc.	47,969	6,063
	Electronic Arts Inc.	38,700	5,531
	eBay Inc.	87,054	5,300
*	O'Reilly Automotive Inc.	9,569	5,121
*	Marriott International Inc. Class A	34,864	5,006
	Yum! Brands Inc.	40,431	4,851
	VF Corp.	42,123	3,358
*	Las Vegas Sands Corp.	51,412	2,969
*	Lululemon Athletica Inc.	7,938	2,565
*	Roblox Corp. Class A	26,530	2,488
*	Southwest Airlines Co.	39,765	2,444
*	Hilton Worldwide Holdings Inc.	18,636	2,335
*	AutoZone Inc.	1,491	2,097

		Shares	Market Value ($000)
*	Carvana Co. Class A	5,193	1,377
*	Airbnb Inc. Class A	7,698	1,081
[1]	Sirius XM Holdings Inc.	55,816	349
			647,039
Consumer Staples (5.5%)
	Procter & Gamble Co.	331,487	44,701
	Coca-Cola Co.	520,602	28,784
	PepsiCo Inc.	185,664	27,467
	Philip Morris International Inc.	209,651	20,217
	CVS Health Corp.	176,487	15,256
	Altria Group Inc.	250,178	12,314
	Mondelez International Inc. Class A	190,165	12,081
	Colgate-Palmolive Co.	114,247	9,572
	Kimberly-Clark Corp.	45,545	5,950
	Sysco Corp.	65,215	5,282
	Constellation Brands Inc. Class A	21,712	5,205
	Walgreens Boots Alliance Inc.	98,827	5,204
	General Mills Inc.	82,222	5,168
*	Monster Beverage Corp.	49,804	4,695
	Kraft Heinz Co.	82,304	3,588
	Keurig Dr Pepper Inc.	94,574	3,495
	Hershey Co.	19,707	3,410
	Brown-Forman Corp. Class B	41,767	3,356
	Archer-Daniels-Midland Co.	37,461	2,492
	McKesson Corp.	10,700	2,059
	Kroger Co.	48,713	1,801
	Brown-Forman Corp. Class A	5,581	419
			222,516
Energy (2.3%)
	Exxon Mobil Corp.	569,174	33,223
	Chevron Corp.	246,272	25,561
	ConocoPhillips	182,421	10,168
	EOG Resources Inc.	78,496	6,306
	Schlumberger NV	187,241	5,866
	Kinder Morgan Inc.	259,114	4,752
	Marathon Petroleum Corp.	43,794	2,707
	Phillips 66	29,450	2,480
	Williams Cos. Inc.	81,701	2,152
			93,215
Financials (11.3%)
*	Berkshire Hathaway Inc. Class B	240,498	69,610
	JPMorgan Chase & Co.	410,775	67,466
	Bank of America Corp.	1,045,966	44,338
	Wells Fargo & Co.	556,215	25,986
	Citigroup Inc.	280,295	22,062
	Morgan Stanley	202,223	18,392
	Goldman Sachs Group Inc.	46,557	17,320
	BlackRock Inc.	18,516	16,239
	Charles Schwab Corp.	206,290	15,235
	S&P Global Inc.	32,448	12,313
	Truist Financial Corp.	181,360	11,204
	PNC Financial Services Group Inc.	57,033	11,103
	U.S. Bancorp	181,961	11,060
	CME Group Inc.	48,298	10,566
	Marsh & McLennan Cos. Inc.	68,414	9,465
	Chubb Ltd.	51,597	8,771
	Intercontinental Exchange Inc.	75,584	8,532

		Shares	Market Value ($000)
	Blackstone Group Inc.	92,030	8,528
	Progressive Corp.	78,804	7,808
	Aon plc Class A	30,409	7,705
	Moody's Corp.	21,453	7,194
	T Rowe Price Group Inc.	30,696	5,874
	MetLife Inc.	89,333	5,839
	Prudential Financial Inc.	53,494	5,722
	Bank of New York Mellon Corp.	106,522	5,548
	Travelers Cos. Inc.	34,002	5,430
	Allstate Corp.	38,781	5,298
	Aflac Inc.	83,469	4,731
*,1	Coinbase Global Inc. Class A	15,849	3,749
	American International Group Inc.	57,992	3,064
*	Berkshire Hathaway Inc. Class A	5	2,180
	Rocket Cos. Inc. Class A	15,594	276
			458,608
Health Care (12.9%)
	Johnson & Johnson	353,821	59,884
	UnitedHealth Group Inc.	127,761	52,627
	Pfizer Inc.	748,242	28,979
	Abbott Laboratories	238,496	27,821
	AbbVie Inc.	237,708	26,909
	Merck & Co. Inc.	340,606	25,849
	Thermo Fisher Scientific Inc.	53,053	24,908
	Eli Lilly & Co.	116,068	23,184
	Medtronic plc	181,368	22,959
	Danaher Corp.	86,274	22,098
	Bristol-Myers Squibb Co.	301,614	19,822
	Amgen Inc.	77,756	18,501
*	Intuitive Surgical Inc.	15,885	13,378
	Anthem Inc.	32,991	13,138
	Cigna Corp.	47,361	12,259
	Stryker Corp.	45,567	11,632
	Zoetis Inc.	64,003	11,308
	Gilead Sciences Inc.	168,772	11,158
	Becton Dickinson and Co.	39,120	9,463
*	Boston Scientific Corp.	190,746	8,116
*	Edwards Lifesciences Corp.	84,083	8,064
*	Illumina Inc.	19,593	7,948
	HCA Healthcare Inc.	36,622	7,866
*	Moderna Inc.	42,420	7,848
	Humana Inc.	17,378	7,606
*	Vertex Pharmaceuticals Inc.	35,018	7,306
*	Regeneron Pharmaceuticals Inc.	13,391	6,728
	Agilent Technologies Inc.	41,133	5,682
	Baxter International Inc.	67,952	5,580
*	Biogen Inc.	20,462	5,473
	Zimmer Biomet Holdings Inc.	27,994	4,712
*	Align Technology Inc.	4,679	2,761
*	Alexion Pharmaceuticals Inc.	14,011	2,474
			524,041
Industrials (13.5%)
	Visa Inc. Class A	228,307	51,894
	Mastercard Inc. Class A	119,306	43,019
*	PayPal Holdings Inc.	157,688	41,002
	Accenture plc Class A	88,960	25,101
	Honeywell International Inc.	93,621	21,618

		Shares	Market Value ($000)
	United Parcel Service Inc. Class B	96,843	20,782
	Union Pacific Corp.	90,128	20,254
*	Boeing Co.	78,477	19,385
	Raytheon Technologies Corp.	204,496	18,141
	Caterpillar Inc.	73,397	17,695
	General Electric Co.	1,180,162	16,593
	3M Co.	77,913	15,819
	Deere & Co.	38,049	13,739
	American Express Co.	81,306	13,020
	Fidelity National Information Services Inc.	83,630	12,459
	Lockheed Martin Corp.	32,019	12,238
*	Square Inc. Class A	52,508	11,684
	Automatic Data Processing Inc.	54,769	10,736
	CSX Corp.	102,636	10,276
	FedEx Corp.	32,102	10,106
	Capital One Financial Corp.	61,778	9,933
	Norfolk Southern Corp.	33,919	9,528
	Sherwin-Williams Co.	32,421	9,192
	Illinois Tool Works Inc.	38,371	8,893
*	Fiserv Inc.	76,712	8,837
	Eaton Corp. plc	53,598	7,785
	Emerson Electric Co.	80,815	7,733
	Global Payments Inc.	39,710	7,692
	Northrop Grumman Corp.	20,181	7,384
	Johnson Controls International plc	97,016	6,455
	General Dynamics Corp.	32,752	6,220
	L3Harris Technologies Inc.	28,252	6,161
	DuPont de Nemours Inc.	72,411	6,125
	Trane Technologies plc	32,086	5,981
	PPG Industries Inc.	31,774	5,710
	Parker-Hannifin Corp.	17,370	5,353
	Cummins Inc.	19,856	5,109
	Stanley Black & Decker Inc.	21,648	4,693
	Paychex Inc.	43,729	4,423
	PACCAR Inc.	46,721	4,278
	Otis Worldwide Corp.	29,295	2,295
	Rockwell Automation Inc.	7,761	2,047
			547,388
Real Estate (1.4%)
	American Tower Corp.	59,739	15,261
	Prologis Inc.	99,396	11,713
	Crown Castle International Corp.	58,034	10,997
	Equinix Inc.	12,063	8,887
	Public Storage	19,957	5,638
	Simon Property Group Inc.	22,167	2,848
			55,344
Technology (30.1%)
	Microsoft Corp.	1,015,203	253,476
	Apple Inc.	2,034,032	253,461
*	Facebook Inc. Class A	323,787	106,438
*	Alphabet Inc. Class A	40,519	95,497
*	Alphabet Inc. Class C	37,503	90,441
	NVIDIA Corp.	79,134	51,420
*	Adobe Inc.	64,464	32,527
	Intel Corp.	546,992	31,244
*	salesforce.com Inc.	117,378	27,948
	Broadcom Inc.	54,978	25,968

		Shares	Market Value ($000)
	Texas Instruments Inc.	123,827	23,505
	QUALCOMM Inc.	152,862	20,566
	Oracle Corp.	237,862	18,729
	International Business Machines Corp.	120,218	17,280
	Applied Materials Inc.	123,478	17,056
	Intuit Inc.	35,012	15,373
*	Advanced Micro Devices Inc.	162,914	13,046
*	Micron Technology Inc.	150,543	12,667
	Lam Research Corp.	19,287	12,534
*	ServiceNow Inc.	26,370	12,496
*	Snap Inc. Class A	150,943	9,377
*	Zoom Video Communications Inc. Class A	26,123	8,660
*	Autodesk Inc.	29,588	8,458
	Analog Devices Inc.	49,703	8,181
*	Twilio Inc. Class A	21,440	7,204
	Roper Technologies Inc.	14,126	6,357
	TE Connectivity Ltd.	44,515	6,040
*	Workday Inc. Class A	24,777	5,667
	Cognizant Technology Solutions Corp. Class A	71,403	5,110
	HP Inc.	167,955	4,909
*	Dell Technologies Inc. Class C	33,675	3,322
	KLA Corp.	10,271	3,255
*	Twitter Inc.	50,476	2,928
*	Crowdstrike Holdings Inc. Class A	11,906	2,645
*	Pinterest Inc. Class A	35,412	2,312
*,1	VMware Inc. Class A	10,540	1,664
*	Snowflake Inc. Class A	5,152	1,226
*	Palantir Technologies Inc. Class A	24,713	567
*	DoorDash Inc. Class A	3,765	566
*,1	UiPath Inc. Class A	320	25
			1,220,145
Telecommunications (3.6%)
	Comcast Corp. Class A	615,305	35,282
	Verizon Communications Inc.	529,437	29,908
	AT&T Inc.	959,185	28,229
	Cisco Systems Inc.	511,393	27,053
*	Charter Communications Inc. Class A	16,930	11,758
*	T-Mobile US Inc.	75,329	10,655
*	Roku Inc.	7,427	2,575
			145,460
Utilities (2.1%)
	NextEra Energy Inc.	263,758	19,312
	Duke Energy Corp.	103,520	10,375
	Southern Co.	142,161	9,087
	Dominion Energy Inc.	108,480	8,260
	Waste Management Inc.	56,978	8,016
	Exelon Corp.	131,115	5,916
	American Electric Power Co. Inc.	66,844	5,748
	Sempra Energy	38,840	5,262
	Xcel Energy Inc.	72,338	5,127
	Public Service Enterprise Group Inc.	68,072	4,229
	Republic Services Inc. Class A	27,908	3,047
			84,379
Total Common Stocks (Cost $2,371,608)			4,052,610

		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.055% (Cost $5,779)	57,786	5,779
Total Investments (100.0%) (Cost $2,377,387)			4,058,389
Other Assets and Liabilities—Net (0.0%)			(242)
Net Assets (100%)			4,058,147
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,318,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,670,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	23	4,833	33
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.